Significant accounting policies - Use of estimates (Details)	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	9.80%	9.80%
U.S. dollars | Intangible assets
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	10.50%
U.S. dollars | Non-current receivables
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	13.00%	13.00%
Pesos | Non-current receivables
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	34.00%
Guaranies | Loans
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	8.83%	9.42%